Discontinued Operations and Assets and Liabilities Held for Sale - Disclosure of Financial Performance Relating to Discontinued Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Net interest income	£ 4,658	£ 4,425	£ 3,949
Net fee and commission income	303	330	286
Other operating income	135	201	264
Total operating income	5,096	4,956	4,499
Operating expenses before credit impairment charges, provisions and charges	(2,456)	(2,343)	(2,510)
Credit impairment (charges)/write-backs	(205)
Credit impairment (charges)/write-backs		(320)	233
Provisions for other liabilities and charges	(335)	(419)	(377)
Total operating credit impairment charges, provisions and charges	(540)	(739)	(144)
Profit from discontinued operations before tax	0	0	43
Tax on profit from discontinued operations	0	0	(12)
Profit from discontinued operations after tax	0	0	31
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net interest income	0	0	32
Net fee and commission income	0	0	35
Other operating income	0	0	2
Total operating income	0	0	69
Operating expenses before credit impairment charges, provisions and charges	0	0	(33)
Credit impairment (charges)/write-backs	0
Credit impairment (charges)/write-backs		0	11
Provisions for other liabilities and charges	0	0	(4)
Total operating credit impairment charges, provisions and charges	£ 0	£ 0	£ 7